NOTES PAYABLE RELATED PARTIES (Details) - USD ($)	Nov. 30, 2022	May 31, 2022
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 2,073,451	$ 135,551
Notes Payable, Related Parties, Current	(2,073,451)	(135,551)
Notes Payable, Related Parties, Noncurrent	0	0
Company Law Firm [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	2,073	2,073
O Z Corporation [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	69,250	69,250
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	2,128	14,228
Wife Of C E O [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	2,000,000	14,228
John Thomas [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 0	$ 50,000